LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease, Cost
The components of lease cost for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Operating lease cost	$115	$121
Finance lease cost
Amortization of right-of-use assets	5	5
Interest on lease liabilities	5	5
Variable lease cost	54	89
Lease cost	$179	$220
For the year ended December 31, 2018, rent expense was $152 million.
The following table contains supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019:

(in millions)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$127	$119
Operating cash flows from finance leases	4	4
Financing cash flows from finance leases	4	4

Right-of-use operating lease assets obtained in exchange for lease obligations	67	207
Right-of-use finance lease assets obtained in exchange for lease obligations	8	—
Lease term and discount rates as of December 31, 2020 and 2019 were:

	December 31, 2020	December 31, 2019
Weighted-average remaining lease term (years)
Operating leases	9	10
Finance leases	13	15
Weighted-average discount rate
Operating leases	2.2%	2.8%
Finance leases	10.3%	10.6%

Assets And Liabilities, Lessee	Supplemental balance sheet information related to leases as of December 31, 2020 and 2019 include:

(in millions)	December 31, 2020	December 31, 2019
Operating leases
Operating lease right-of-use assets	$603	$608

Accounts payable and accrued liabilities	$111	$101
Operating lease liabilities	501	510
Total operating lease liabilities	$612	$611

Finance leases
Property, plant and equipment, at cost	$76	$63
Accumulated depreciation	(28)	(19)
Property, plant and equipment, net	$48	$44

Current maturities of long-term debt and finance lease obligations	$1	$—
Long-term debt and finance lease obligations	64	54
Total finance lease liabilities	$65	$54

Lessee, Operating Lease, Liability, Maturity
Maturities of operating and finance lease liabilities as of December 31, 2020 were:

(in millions)	Finance Leases	Operating Leases
2021	$9	$121
2022	9	102
2023	8	84
2024	8	69
2025	8	57
Thereafter	78	240
Total minimum lease payments	120	673
Less: imputed interest	(55)	(61)
Present value of lease liabilities	$65	$612

Finance Lease, Liability, Maturity
Maturities of operating and finance lease liabilities as of December 31, 2020 were:

(in millions)	Finance Leases	Operating Leases
2021	$9	$121
2022	9	102
2023	8	84
2024	8	69
2025	8	57
Thereafter	78	240
Total minimum lease payments	120	673
Less: imputed interest	(55)	(61)
Present value of lease liabilities	$65	$612

Operating Lease, Lease Income
The components of lease revenue for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Sales-type lease revenue	$38	$35
Operating lease revenue	84	61
Variable lease revenue	80	85
Total lease revenue	$202	$181

Sales-type Lease, Lease Income
The components of our net investment in sales-type leases as of December 31, 2020 and 2019 were:

(in millions)	2020	2019
Minimum lease payments	$122	$110
Unguaranteed residual values	12	11
Net investment in leases	$134	$121
Our net investment in sales-type leases is classified as follows in the accompanying consolidated balance sheets:

(in millions)	December 31, 2020	December 31, 2019
Accounts receivable, net	$39	$45
Other non-current assets	95	76
Total	$134	$121
Our net investment in sales-type leases was $134 million as of December 31, 2020, of which $11 million originated in 2016 and prior, $14 million in 2017, $35 million in 2018, $36 million in 2019 and $38 million in 2020.

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
Maturities of sales-type and operating leases as of December 31, 2020 were:

(in millions)	Sales-type Leases	Operating Leases
2021	$51	$85
2022	34	76
2023	26	72
2024	17	54
2025	4	28
Thereafter	2	7
Total minimum lease payments	134	$322
Less: imputed interest	(12)
Present value of minimum lease payments	$122

Lessor, Operating Lease, Payments to be Received, Maturity
Maturities of sales-type and operating leases as of December 31, 2020 were:

(in millions)	Sales-type Leases	Operating Leases
2021	$51	$85
2022	34	76
2023	26	72
2024	17	54
2025	4	28
Thereafter	2	7
Total minimum lease payments	134	$322
Less: imputed interest	(12)
Present value of minimum lease payments	$122